Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on(3):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1), (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2)	Total Share-holder Return	S&P Software & Services Select Index Total Stockholder Return	Net Income (in millions)	Bookings(4) ((in millions)
2025	$11,492,510	$(10,356,440)	$4,992,855	$(1,475,700)	$57	$123	$52.0	$9.2
2024	12,099,260	65,614,344	4,985,725	21,758,604	80	124	(38.5)	8.6
2023	11,354,586	18,092,410	4,985,611	7,971,755	34	99	(65.4)	9.2
2022	8,119,052	(2,081,882)	3,633,784	481,741	21	71	(109.0)	7.6
2021	7,882,966	(5,731,441)	2,296,154	416,081	63	108	(112.7)	6.5

Company Selected Measure Name	Bookings
Named Executive Officers, Footnote	The PEO for 2021 through 2025 was Matthew P. Flake. The non-PEO NEOs for each year were as follows: 2025: Kirk L. Coleman, Jonathan A. Price, John E. Breeden, and Himagiri Mukkamala. 2024: Kirk L. Coleman, Jonathan A. Price, Michael A. Volanoski, John E. Breeden and David J. Mehok.. 2023: David J. Mehok, Kirk L. Coleman, John E. Breeden and Michael A. Volanoski. 2022 and 2021: David J. Mehok, John E. Breeden, Michael A. Volanoski and Jonathan A. Price.
PEO Total Compensation Amount	$ 11,492,510	$ 12,099,260	$ 11,354,586	$ 8,119,052	$ 7,882,966
PEO Actually Paid Compensation Amount	$ (10,356,440)	65,614,344	18,092,410	(2,081,882)	(5,731,441)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from or added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2025
	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$11,492,510	$4,992,855
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(10,372,999)	(4,149,147)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	11,576,353	4,630,487
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	(16,482,538)	(5,333,368)
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(6,569,766)	(1,616,527)
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—
Compensation Actually Paid	$(10,356,440)	$(1,475,700)

Non-PEO NEO Average Total Compensation Amount	$ 4,992,855	4,985,725	4,985,611	3,633,784	2,296,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,475,700)	21,758,604	7,971,755	481,741	416,081
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from or added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2025
	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$11,492,510	$4,992,855
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(10,372,999)	(4,149,147)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	11,576,353	4,630,487
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	(16,482,538)	(5,333,368)
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(6,569,766)	(1,616,527)
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—
Compensation Actually Paid	$(10,356,440)	$(1,475,700)

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
PEO Compensation Actually Paid	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344	$(10,356,440)
Avg. non-PEO NEO Compensation Actually Paid	416,081	481,741	7,971,755	21,758,604	(1,475,700)
Company TSR	63	21	34	80	57
S&P Software & Services Select Index TSR	108	71	99	124	123

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) Q2’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
PEO Compensation Actually Paid	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344	$(10,356,440)
Avg. non-PEO NEO Compensation Actually Paid	416,081	481,741	7,971,755	21,758,604	(1,475,700)
Net Income (in millions)	(112.70)	(109.00)	(65.40)	(38.50)	52.00

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) Q2’s bookings for the specified fiscal year and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
PEO Compensation Actually Paid	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344	$(10,356,440)
Avg. non-PEO NEO Compensation Actually Paid	416,081	481,741	7,971,755	21,758,604	(1,475,700)
Bookings (in millions)	6.5	7.6	9.2	8.6	9.2

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2020 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2021, 2022, 2023, 2024 and 2025.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025
PEO Compensation Actually Paid	$(5,731,441)	$(2,081,882)	$18,092,410	$65,614,344	$(10,356,440)
Avg. non-PEO NEO Compensation Actually Paid	416,081	481,741	7,971,755	21,758,604	(1,475,700)
Company TSR	63	21	34	80	57
S&P Software & Services Select Index TSR	108	71	99	124	123

Tabular List, Table

Company-selected performance measures
Revenue(1)
Adjusted EBITDA
Bookings
Relative Total Stockholder Return

(1)    Previously Non-GAAP Revenue. Beginning in the year ended December 31, 2024, because there was no impact of purchase accounting on revenue, our Non-GAAP revenue is now equivalent to our GAAP revenue.

Total Shareholder Return Amount	$ 57	80	34	21	63
Peer Group Total Shareholder Return Amount	123	124	99	71	108
Net Income (Loss)	$ 52,000,000.00	$ (38,500,000)	$ (65,400,000)	$ (109,000,000.00)	$ (112,700,000)
Company Selected Measure Amount	9,200,000	8,600,000	9,200,000	7,600,000	6,500,000
PEO Name	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake
Additional 402(v) Disclosure	The values disclosed in these TSR columns represent the measurement period value of an initial fixed investment of $100 (assuming reinvestment of dividends, if any) in our stock or in the S&P Software & Services Select Index TSR on December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025.
The following performance measures are the most important used by Q2 to link executive compensation actually paid to the NEOs to company performance during the year ended December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue(1)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Bookings
Non-GAAP Measure Description	Bookings are expressed as monthly recurring revenue. The bookings for each fiscal year is based on committed or contracted levels in customer agreements signed in the respective year, with an exclusion for one-time services.
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,372,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,576,353
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,482,538)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,569,766)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,149,147)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,630,487
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,333,368)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,616,527)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0